UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07503
Morgan Stanley Japan Fund
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)
Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Copy to:

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	May 31, 2005

Date of reporting period:	February 28, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Japan Fund

Portfolio of Investments    February 28, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (a) (100.1%)
	Auto Parts: O.E.M. (1.1%)
50,000	NIFCO Inc.	$807,975

	Building Products (1.0%)
134,000	Sanwa Shutter Corp.	755,629

	Chemicals: Major Diversified (1.6%)
360,000	Mitsubishi Chemical Corp.	1,224,077

	Chemicals: Specialty (6.3%)
210,000	Daicel Chemical Industries, Ltd.	1,157,564
340,000	Denki Kagaku Kogyo Kabushiki Kaisha	1,217,698
148,000	Kaneka Corp.	1,686,251
100,000	Shin-Etsu Polymer Co., Ltd.	797,251
		4,858,764
	Commercial Printing/Forms (2.0%)
70,000	Dai Nippon Printing Co., Ltd.	1,176,324
25,000	Nissha Printing Co., Ltd.	366,331
		1,542,655
	Computer Peripherals (1.2%)
82,700	Mitsumi Electric Co., Ltd.	933,706

	Computer Processing Hardware (2.5%)
292,000	Fujitsu Ltd.	1,912,737

	Electric Utilities (1.5%)
46,900	Tokyo Electric Power Co., Inc.	1,149,167

	Electrical Products (1.3%)
190,000	Furukawa Electric Co., Ltd.*	969,893

	Electronic Components (2.0%)
20,900	TDK Corp.	1,516,189

	Electronic Distributors (1.0%)
31,700	Ryosan Co., Ltd.	785,416

	Electronic Equipment/Instruments (16.6%)
44,400	Canon, Inc.	2,349,029
93,500	Casio Computer Co., Ltd.	1,225,391
18,200	Kyocera Corp.	1,356,713
150,000	Matsushita Electric Industrial Co., Ltd.	2,240,657
253,000	NEC Corp.	1,646,850
106,000	Ricoh Co., Ltd.	1,975,833
444,000	Toshiba Corp.	1,956,516
		12,750,989
	Electronics/Appliances (5.3%)
49,200	Fuji Photo Film Co., Ltd.	1,861,978
22,100	Rinnai Corp.	542,684
43,000	Sony Corp.	1,629,849
		4,034,511
	Engineering & Construction (2.5%)
54,000	Kyudenko Corp.	310,151
30,000	Maeda Road Construction Co., Ltd.	244,234
173,000	Obayashi Corp.	1,097,395
33,000	Sanki Engineering Co., Ltd.	262,170
		1,913,950
	Finance/Rental/Leasing (1.6%)
60,900	Hitachi Capital Corp.	1,239,834

	Food Retail (1.7%)
45,000	FamilyMart Co., Ltd.	1,335,715

	Food: Meat/Fish/Dairy (1.1%)
62,000	Nippon Meat Packers, Inc.	860,721

	Food: Specialty/Candy (0.6%)
33,900	House Foods Corp.	494,350

	Home Building (2.9%)
150,000	Sekisui Chemical Co., Ltd.	1,114,694
102,000	Sekisui House, Ltd.	1,119,063
		2,233,757
	Industrial Conglomerates (2.3%)
274,000	Hitachi, Ltd.	1,733,948

	Industrial Machinery (7.5%)
134,000	Amada Co., Ltd.	880,730
110,000	Daifuku Co., Ltd.	857,182
50,100	Daikin Industries Ltd.	1,253,157
29,900	Fuji Machine Mfg. Co., Ltd.	289,632
72,000	Fujitec Co., Ltd.	382,392
440,000	Mitsubishi Heavy Industries, Ltd.	1,185,397
200,000	Tsubakimoto Chain Co.	890,438
		5,738,928
	Industrial Specialties (1.6%)
42,000	Lintec Corp.	591,821
161,000	Toyo Ink Manufacturing Co., Ltd.	662,663
		1,254,484
	Major Telecommunications (1.4%)
255	Nippon Telegraph & Telephone Corp.	1,104,465

	Metal Fabrications (1.2%)
198,000	Minebea Co., Ltd.	902,919

	Miscellaneous Manufacturing (1.6%)
78,200	Kurita Water Industries Ltd.	1,225,561

	Motor Vehicles (9.5%)
210,100	Nissan Motor Co., Ltd.	2,251,708
78,100	Suzuki Motor Corp.	1,472,634
62,700	Toyota Motor Corp.	2,438,258
63,500	Yamaha Motor Co., Ltd.	1,084,780
		7,247,380
	Movies/Entertainment (0.7%)
34,300	TOHO Co., Ltd.	555,178

	Other Transportation (0.5%)
34,000	Mitsubishi Logistics Corp.	384,159

	Pharmaceuticals: Major (1.8%)
62,000	Sankyo Co., Ltd.	1,396,415

	Pharmaceuticals: Other (4.2%)
30,000	Ono Pharmaceutical Co., Ltd.	1,637,642
45,000	Yamanouchi Pharmaceutical Co., Ltd.	1,599,651
		3,237,293
	Railroads (1.9%)
275	East Japan Railway Co.	1,466,714

	Real Estate Development (1.5%)
93,000	Mitsubishi Estate Co., Ltd.	1,133,450

	Recreational Products (3.7%)
15,400	Nintendo Co., Ltd.		1,711,838
75,200	Yamaha Corp.		1,134,403
			2,846,241
	Semiconductors (1.2%)
8,900	Rohm Co., Ltd.		894,682

	Textiles (2.0%)
92,000	Nisshinbo Industries, Inc.		740,606
185,000	Teijin Ltd.		767,869
			1,508,475
	Wholesale Distributors (3.7%)
32,100	Hitachi High-Technologies Corp.		482,452
130,000	Mitsubishi Corp.		1,771,917
55,000	Nagase & Co., Ltd.		556,724
			2,811,093

	TOTAL INVESTMENTS
	(Cost $53,687,958) (b)	100.1%	76,761,420
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(91,113)
	NET ASSETS	100.0%	$76,670,307

*	Non-income producing security.
(a)

Securities with total market value equal to $76,761,420 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $23,459,639 and the aggregate gross unrealized depreciation is $386,177, resulting in net unrealized appreciation of $23,073,462.

Morgan Stanley Japan Fund

Summary of Investments	February 28, 2005 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	NET ASSETS

Electronic Equipment/Instruments	$12,750,989	16.6%
Motor Vehicles	7,247,380	9.5
Industrial Machinery	5,738,928	7.5
Chemicals: Specialty	4,858,764	6.3
Electronics/Appliances	4,034,511	5.3
Pharmaceuticals: Other	3,237,293	4.2
Recreational Products	2,846,241	3.7
Wholesale Distributors	2,811,093	3.7
Home Building	2,233,757	2.9
Engineering & Construction	1,913,950	2.5
Computer Processing Hardware	1,912,737	2.5
Industrial Conglomerates	1,733,948	2.3
Commercial Printing/Forms	1,542,655	2.0
Electronic Components	1,516,189	2.0
Textiles	1,508,475	2.0
Railroads	1,466,714	1.9
Pharmaceuticals: Major	1,396,415	1.8
Food Retail	1,335,715	1.7
Industrial Specialties	1,254,484	1.6
Finance/Rental/Leasing	1,239,834	1.6
Miscellaneous Manufacturing	1,225,561	1.6
Chemicals: Major Diversified	1,224,077	1.6
Electric Utilities	1,149,167	1.5
Real Estate Development	1,133,450	1.5
Major Telecommunications	1,104,465	1.4
Electrical Products	969,893	1.3
Computer Peripherals	933,706	1.2
Metal Fabrications	902,919	1.2
Semiconductors	894,682	1.2
Food: Meat/Fish/Dairy	860,721	1.1
Auto Parts: O.E.M.	807,975	1.1
Electronic Distributors	785,416	1.0
Building Products	755,629	1.0
Movies/Entertainment	555,178	0.7
Food: Specialty/Candy	494,350	0.6
Other Transportation	384,159	0.5

	$76,761,420	100.1%

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Japan Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2005